GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 7,011,715	$ 6,694,354	$ 6,638,403
Banking | El Salvador | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 968,223
Discount Rate (real)	14.50%
Growth rate (real)	3.70%
Banking | Panama | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 5,242,361
Discount Rate (real)	8.60%
Growth rate (real)	5.80%
Banking | Guatemala | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 801,131
Discount Rate (real)	10.80%
Growth rate (real)	5.10%